Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Income Tax Expenses	The income tax expenses (benefits) comprise:
	For the six months ended June 30,
	2022	2023	2023
	RMB	RMB	USD
Current income tax expense	5,391	1,087	150
Deferred income tax benefit	(629)	(1,719)	(237)
Income tax expenses (benefits)	4,762	(632)	(87)
The income tax expenses comprise:
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Current income tax expense	5,459	5,285	19,469	2,822
Deferred income tax expense (benefit)	1,945	319	(1,402)	(203)
Income tax expenses	7,404	5,604	18,067	2,619

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate	A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the six months ended June 30, 2022 and 2023 is as follows:
	For the six months ended June 30,
	2022	2023
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	(23.4)%	(44.8)%
Non-deductible expenses	1.5%	19.0%
Income tax expense	3.1%	(0.8)%
A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT for the years ended December 31, 2020, 2021 and 2022 is as follows:
	For the years ended December 31,
	2020	2021	2022
Income tax computed at PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of tax-preferential entities	(22.2)%	(23.2)%	(15.9)%
Non-deductible expenses	1.2%	1.2%	(0.6)%
Income tax expense	4.0%	3.2%	8.5%

Schedule of Components of Deferred Taxes	The components of deferred taxes are as follows:
	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	630	1,167	161
Net operating losses carried forward	3,707	4,180	576
	4,337	5,347	737
The components of deferred taxes are as follows:
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	171	630	91
Net operating losses carried forward	4,181	3,707	538
	4,352	4,337	629

Schedule of Components of Deferred Liabilities	The components of deferred liabilities are as follows:
	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	61,236	60,527	8,347
	61,236	60,527	8,347
The components of deferred liabilities are as follows:
	As of December 31,
	2021	2022	2022
	RMB	RMB	USD
Deferred tax liabilities
Intangible assets acquired through acquisition	58,746	61,236	8,878
	58,746	61,236	8,878